Subsequent Events (Details) - FREYR AS kr / shares in Units, kr in Thousands, $ in Thousands	Jan. 29, 2021 USD ($)	Mar. 01, 2021 NOK (kr)	Feb. 16, 2021 NOK (kr) kr / shares shares	Feb. 16, 2021 USD ($) shares	Feb. 12, 2021 NOK (kr)	Nov. 11, 2020 NOK (kr) kr / shares shares	Nov. 11, 2020 USD ($) shares
Subsequent Event [Line Items]
Redeemable preferred shares issued			7,500,000	7,500,000		7,500,000	7,500,000
Redeemable preferred shares, par value | kr / shares			kr 0.01			kr 0.01
Aggregate subscription amount			kr 64,081	$ 7,500		kr 71,529	$ 7,500
Subsequent event
Subsequent Event [Line Items]
Grant awarded | kr		kr 142,000			kr 39,000
Redeemable preferred shares issued			7,500,000	7,500,000
Redeemable preferred shares, par value | kr / shares			kr 0.01
Aggregate subscription amount			kr 64,156	$ 7,500
Number of ordinary shares for each preferred share			1	1
PIPE investment | Subsequent event
Subsequent Event [Line Items]
Proceeds from subscription agreement | $	$ 600,000